Summary of significant accounting policies - Narrative (Details)			1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2021	Feb. 23, 2021	Feb. 29, 2020 USD ($)	Feb. 23, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) treaty	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) treaty	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Income tax provision							(1.00%)	(1.00%)	(2.50%)	(1.50%)	0.00%
Operating loss carryforwards, subject to expiration					$ 200,000		$ 200,000		$ 200,000
Restricted cash					1,707,000		1,707,000		129,000	$ 8,322,000
Allowance for doubtful accounts									500,000	200,000
Proceeds from sale of title plant							$ 239,000	$ 1,183,000	$ 1,585,000	0	$ 0
Number of reinsurance treaties | treaty							2		2
Accrued payments for interest and penalties									$ 0	0	0
Advertising expenses									3,100,000	2,700,000	$ 0
Excess Of Loss Treaty
Property, Plant and Equipment [Line Items]
Retention limit							$ 15,000,000		15,000,000
Maximum amount reinsured							500,000,000		500,000,000
Quota Share Treaty
Property, Plant and Equipment [Line Items]
Reinsured percentage	25.00%	100.00%		100.00%		100.00%
Title Plant
Property, Plant and Equipment [Line Items]
Impairment of title plants					0	$ 0	0	$ 0	0	0
Proceeds from sale of title plant			$ 3,200,000
Gain on sale of title plant			$ 200,000
Accrued Liabilities And Other Liabilities
Property, Plant and Equipment [Line Items]
Net deferred tax liability					$ 1,000,000		$ 1,000,000		$ 1,000,000			$ 1,000,000
Trade Names
Property, Plant and Equipment [Line Items]
Useful life of intangible assets									7 years
Amortization expense									$ 2,300,000	$ 800,000
Remaining amortization expense year one									2,700,000
Trade Names | Intangible Assets, Amortization Period
Property, Plant and Equipment [Line Items]
Amortization expense									$ 1,500,000